Document and Entity Information	Jun. 18, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Jun. 08, 2018
Morgan Stanley Mortgage Securities Trust | A
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C
Prospectus:
Trading Symbol	MSMTX